Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Accumulated other comprehensive loss	Currency translation adjustment	Unfunded pension obligation	Unrealized gain on investments	Retained earnings	Common shares held in treasury	Noncontrolling interests
Balance at beginning of year at Dec. 31, 2014		$ 87,237	$ 34,150	$ 3,949,665	$ (34,083)	$ (7,915)	$ (29,576)	$ 3,408	$ 6,270,811	$ (3,258,870)
Cancellation of treasury shares		0		0					0	0
Cancellation of outstanding common shares		0		0
Redemption of preferred shares			0	0
Stock compensation expense, net of taxes paid				32,482
Reissuance of common shares				0					(38,051)	51,584
Settlement of stock options and SSARs	$ 0			0
Change in currency translation adjustment	(46,055)					(36,750)
Change in designated net investment hedge						(9,305)
Change in unfunded pension obligation, net of tax	(2,285)						(2,285)
Change in unrealized gains or losses on investments, net of tax	(860)							(860)
Net income	107,150								107,150
Net income attributable to noncontrolling interests	(2,769)								(2,769)
Dividends on common shares									(133,604)
Dividends on preferred shares	(56,735)								(56,735)
Loss on redemption of preferred shares	0								0
Repurchase of common shares										59,266
Balance at end of year at Dec. 31, 2015	6,900,501	87,237	34,150	3,982,147	(83,283)	(53,970)	(31,861)	2,548	6,146,802	(3,266,552)
Noncontrolling interests											$ 2,450
Total shareholders’ equity	6,902,951
Cancellation of treasury shares		(39,082)		(1,466,363)					(1,742,718)	3,248,162
Cancellation of outstanding common shares		(48,155)		48,155
Redemption of preferred shares			(5,981)	(138,636)
Stock compensation expense, net of taxes paid				48,731
Reissuance of common shares				(2,193)					(17,229)	18,390
Settlement of stock options and SSARs	75,531			(75,311)
Change in currency translation adjustment	12,202					6,175
Change in designated net investment hedge						6,027
Change in unfunded pension obligation, net of tax	(1,909)						(1,909)
Change in unrealized gains or losses on investments, net of tax	(1,579)							(1,579)
Net income	447,308								447,308
Net income attributable to noncontrolling interests	0								0
Dividends on common shares									(436,430)
Dividends on preferred shares	(55,043)								(55,043)
Loss on redemption of preferred shares	(4,908)								(4,908)
Repurchase of common shares										0
Balance at end of year at Dec. 31, 2016	6,687,912	0	28,169	2,396,530	(74,569)	(41,768)	(33,770)	969	4,337,782	0
Noncontrolling interests											0
Total shareholders’ equity	6,687,912
Cancellation of treasury shares		0		0					0	0
Cancellation of outstanding common shares		0		0
Redemption of preferred shares			0	0
Stock compensation expense, net of taxes paid				0
Reissuance of common shares				0					0	0
Settlement of stock options and SSARs	0			0
Change in currency translation adjustment	(15,135)					(15,135)
Change in designated net investment hedge						0
Change in unfunded pension obligation, net of tax	(274)						(274)
Change in unrealized gains or losses on investments, net of tax	(303)							(303)
Net income	264,021								264,021
Net income attributable to noncontrolling interests	0								0
Dividends on common shares									(144,693)
Dividends on preferred shares	(46,416)								(46,416)
Loss on redemption of preferred shares	0								0
Repurchase of common shares										0
Balance at end of year at Dec. 31, 2017	6,745,112	$ 0	$ 28,169	$ 2,396,530	$ (90,281)	$ (56,903)	$ (34,044)	$ 666	$ 4,410,694	$ 0
Noncontrolling interests											$ 0
Total shareholders’ equity	$ 6,745,112